Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Dividends declared per common share	$ 0.13
Estimated dividend payment	$ 26
Common stock issued	205,707,580	204,660,621	202,528,616	169,272,636
Common stock outstanding	196,198,672	194,557,669
Dividends declared date	Feb. 18, 2014
Dividends declared payable date	Mar. 21, 2014
Dividends declared date of record	Mar. 07, 2014